Tax (Tables)	6 Months Ended
Jun. 30, 2023
Tax
Schedule of reconciliation of actual tax charge from the expected tax charge

	Half year ended
	30 June	30 June
	2023	2022
Continuing operations	£m	£m
Profit before tax	3,589	2,620
Expected tax charge	(843)	(498)
Losses and temporary differences in period where no deferred tax assets recognised	(38)	(51)
Foreign profits taxed at other rates	(21)	(39)
Items not allowed for tax:
- losses on disposals and write-downs	(1)	(4)
- UK bank levy	(12)	(9)
- regulatory and legal actions	(3)	(13)
- other disallowable items	(18)	(12)
Non-taxable items:
- FX recycling on UBIDAC capital reduction	75	—
- other non-taxable items	14	8
Taxable foreign exchange movements	6	(7)
Losses bought forward and utilised	8	—
Increase/(decrease) in the carrying value of deferred tax assets in respect of:
- UK losses	—	10
- Ireland losses	—	(1)
Banking surcharge	(144)	(207)
Tax on paid-in equity	22	22
UK tax rate change impact	—	(31)
Adjustments in respect of prior periods	(106)	37
Actual tax charge	(1,061)	(795)